William J. Evers
                                                        Vice President & Counsel
                                                              Tel:  212-314-5027
                                                              Fax:  212-314-3953


                                                                   July 26, 2010


VIA EDGAR


Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549


Re:      AXA Equitable Life Insurance Company
         Registration Statement on Form N-4
         File Nos.  333-160951 and 811-07659
         CIK #0001015570

Commissioners:

On behalf of AXA Equitable Life Insurance Company ("AXA Equitable"), we are filing herewith Post-Effective Amendment No. 3 to AXA Equitable's Form N-4 Registration Statement (File No. 333-160951) under the Securities Act of 1933 ("1933 Act") and Amendment No. 249 under the Investment Company Act of 1940 ("1940 Act") with respect to AXA Equitable's Separate Account 49.

This Post-Effective Amendment to the Registration Statement relates to a new version of the Retirement Cornerstone variable deferred annuity contract to be issued by AXA Equitable with variable investment options funded through AXA Equitable's Separate Account 49. The contract will be offered and sold through both AXA Equitable's wholesale distribution channel and its retail distribution channel. To this end, the principal underwriters of Retirement Cornerstone contracts are AXA Distributors, LLC and AXA Advisors, LLC, both of which are affiliates of AXA Equitable.

The principal differences between the new version of Retirement Cornerstone ("new contract") and the current version ("old contract") are outlined below. The old contract is also covered by the Form N-4 Registration Statement listed above and has been offered continuously since the Registration Statement became effective under the 1933 Act.

AXA Equitable intends to issue the new contract in a new series intended for use in connection with advisory arrangements, called Series ADV. Post-Effective Amendment No. 3, filed today, includes a new prospectus for Series ADV, which reflects both the new contract as well as the new series. After this Post-Effective Amendment (or a subsequent Post-Effective Amendment reflecting responses to any Staff comments and any non-material changes or required exhibits) becomes effective, AXA Equitable intends to sell the new contract as state approvals are received. In addition, AXA Equitable intends to file a further Post-Effective Amendment to the Registration Statement under Rule 485(b) to reflect the new contract in the current prospectus for the current series of the contract (Series B, Series CP, Series L and Series C). For those current series, the new contract will replace the old contract as state approvals are received.

The addition of a new prospectus to reflect both the new version of the contract as well as the new distribution arrangement is consistent with the Staff's position regarding the use of multiple prospectuses in a single registration statement. See Industry Comment Letter (Nov. 3, 1995) (permitting the use of multiple prospectuses in a single registration statement when the same contract is sold through different distribution channels and when the prospectuses describe both an original and enhanced version of the contract).


RETIREMENT CORNERSTONE - SERIES ADV

The Retirement Cornerstone - Series ADV contract is a variable and fixed deferred annuity. The contract features Guaranteed benefits funded through the Protection account variable investment options. The contract also features several variable investment options, the Performance account variable investment options, that are not tied to the Guaranteed benefits, but allow the contract owner to invest in a wide array of investment options managed by both affiliated and unaffiliated investment managers. The Guaranteed interest option is also offered as an investment option in the Performance account.

1. Guaranteed income benefit. Like the old contract, the new contract provides a Guaranteed income benefit ("GIB") that guarantees Lifetime GIB payments subject to certain conditions. The GIB will be issued with all eligible contracts, but will not be activated (and the GIB benefit charge will not be assessed) until the contract owner allocates money to the Protection account value. Also, the contract owner has the ability to opt out of the GIB at the time of application if he or she does not want the optional benefit.

     The GIB benefit base has an Annual Roll-up amount applied at the end of each contract year based on one of two rates. Beginning in the first year in which the Protection account is funded, the Roll-up amount credited to the GIB benefit base at the end of the contract year will be calculated using the "Deferral bonus Roll-up rate". The Deferral bonus Roll-up rate will not be applied at the end of the year in which the first withdrawal was taken from the Protection account and will terminate for the life of the contract. Beginning on the first contract date anniversary following a withdrawal from the Protection account value, the Roll-up amount credited to the GIB benefit base at the end of the contract year will be calculated using "Annual Roll-up rate". These two rates are calculated using two similar formulae and are subject to guaranteed minimum and guaranteed maximum rates.

2.   Death Benefits. The new contract offers three Guaranteed death benefits:
     (i) the Return of Principal death benefit; (ii) the Highest Anniversary Value death benefit; and (iii) the "Greater of" death benefit. These benefits are all funded through the Protection account. If neither the Highest Anniversary Value death benefit nor the "Greater of" death benefit is elected at the time of application, the contract will be issued with the Return of Principal death benefit. The death benefit in connection with the Performance account is a return of the Performance account value.

3. Contract Terminology. For the new contract, we have adopted new terms for certain features that were also in the old contract. For the Staff's convenience, we are providing a brief summary below of the terms used in the new contract that have essentially the same meanings as the terms used in the old contract.


     ---------------------------------------------------------------------------
                  NEW CONTRACT                         OLD CONTRACT
     ---------------------------------------------------------------------------
     Highest Anniversary Value death benefit    Annual Ratchet to age 85 death
                                                benefit
     -------------------------------------------------- ------------------------
     Protection account/Protection account      Guaranteed benefit account value
     value
     -------------------------------------------------- ------------------------
     Performance account/Performance account    Non-Guaranteed benefit account
     value                                      value
     ---------------------------------------------------------------------------


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

GENERAL

1. Guarantees under the contracts. AXA Equitable does not have any agreement with any third party providing a guarantee of the particular benefits or guarantees under the contracts. AXA Equitable, however, does have standard mortality reinsurance arrangements with reinsurance companies with respect to its business generally. AXA Equitable remains primarily responsible for paying out on any benefits or guarantees associated with the contracts, regardless of such reinsurance. The Company does not have any agreement with any third party providing any commitment or guarantee of capital support for the Company.

2. Powers of Attorney. The powers of attorney included as exhibits to this Post-effective amendment relate specifically to this filing as required under Rule 483(b) of the 1933 Act.


We would greatly appreciate the Staff's effort in providing us with comments by September 8, 2010 or as soon as practicable thereafter. We will then file an additional post-effective amendment under Rule 485(b) that will address Staff comments to the prospectus and SAI. At that time, we will provide information regarding state contract availability and or variations, completed expense examples and hypothetical illustrations. Also, we will include additional exhibits (including contract forms) that might be necessary.

Please contact the undersigned at (212) 314-5027 or Christopher Palmer, Esq. of Goodwin Procter LLP at (202) 346-4253 if you have any questions or comments.



                                             Very truly yours,

                                             /s/ William J. Evers
                                             -----------------------
                                             William J. Evers



Cc:  Sonny Oh, Esq.
     Christopher E. Palmer, Esq.






                      AXA Equitable Life Insurance Company
                 1290 Avenue of the Americas, New York, NY 10104


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